LEASE (Details 1) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASE
2022	$ 32,047	$ 129,797
2023	129,797	65,702
2024	65,702
Total Lease Payments	227,546	322,111
Less: Imputed Interest	(15,956)
Operating lease liability	$ 211,590	$ 290,781	$ 60,379